ACCOUNTS PAYABLE (Tables)	12 Months Ended
Sep. 30, 2012
Accounts Payable Disclosure [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]	Accounts payable consisted of the following:
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Payable to third-party suppliers	775	942
	775	942